Note 2 - Summary of significant accounting policies: Intangible assets, net (Details)	Dec. 31, 2024
Use Rights
Finite-Lived Intangible Asset, Useful Life	50 years
Computer Software, Intangible Asset | Minimum
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software, Intangible Asset | Maximum
Finite-Lived Intangible Asset, Useful Life	5 years